Subsequent Events (Details Narrative) - USD ($) $ in Thousands			12 Months Ended
	Jan. 23, 2026	Jan. 22, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Number of shares issued, value
Purchase Agreement [Member] | Six Operating Companies [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Outstanding equity interest, percentage	100.00%
Consideration payable	$ 628,570
Payable in stock	549,450
Vested option amount	75,070
Payments to acquire businesses gross	4,050
Contingent consideration	24,000
License Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued, value	$ 502,740
Share Exchange Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued, value		$ 326,000